Segmented information (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2016 USD ($) segment branch	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
Segment Reporting Information [Line Items]
Number of operating segments | segment	6
Assets	$ 11,103,545	$ 10,275,563
Net interest income	258,480	239,266	$ 238,487
Provision for credit losses	(4,399)	(5,741)	(8,048)
Non-interest income	147,473	140,172	134,830
Total net revenue	401,554	373,697	365,269
Gains and losses	1,014	(9,437)	15,688
Total net revenue	402,568	364,260	380,957
Total expenses	286,626	286,521	272,798
Net income	115,942	77,739	108,159
Customer
Segment Reporting Information [Line Items]
Net interest income	258,480	239,266	238,487
Operating Segments
Segment Reporting Information [Line Items]
Assets	11,526,687	10,627,743
Provision for credit losses	(4,399)	(5,741)	(8,048)
Non-interest income	150,163	141,751	136,716
Total net revenue	404,244	375,276	367,155
Gains and losses	1,014	(9,437)	15,688
Total net revenue	405,258	365,839	382,843
Total expenses	289,316	288,100	274,684
Net income	$ 115,942	77,739	108,159
Operating Segments | Bermuda
Segment Reporting Information [Line Items]
Number of branch locations | branch	5
Assets	$ 6,765,125	5,113,718
Provision for credit losses	(7,263)	(3,625)	(6,425)
Non-interest income	71,765	61,050	60,692
Total net revenue	226,610	202,513	198,959
Gains and losses	1,412	(2,503)	6,908
Total net revenue	228,022	200,010	205,867
Total expenses	164,503	159,474	145,696
Net income	$ 63,519	40,536	60,171
Operating Segments | Cayman
Segment Reporting Information [Line Items]
Number of branch locations | branch	3
Assets	$ 3,393,256	3,282,319
Provision for credit losses	2,135	(466)	(557)
Non-interest income	41,364	39,508	33,515
Total net revenue	123,531	105,967	92,328
Gains and losses	(532)	(793)	36
Total net revenue	122,999	105,174	92,364
Total expenses	60,613	58,115	58,829
Net income	62,386	47,059	33,535
Operating Segments | Guernsey
Segment Reporting Information [Line Items]
Assets	1,132,663	1,391,126
Provision for credit losses	(395)	(103)	(154)
Non-interest income	24,623	26,171	26,814
Total net revenue	38,374	42,666	44,721
Gains and losses	(1,027)	(1,066)	4,432
Total net revenue	37,347	41,600	49,153
Total expenses	35,547	39,872	39,580
Net income	1,800	1,728	9,573
Operating Segments | Switzerland
Segment Reporting Information [Line Items]
Assets	2,173	2,713
Provision for credit losses	0	0	0
Non-interest income	3,798	3,420	2,486
Total net revenue	3,839	3,420	2,486
Gains and losses	0	0	0
Total net revenue	3,839	3,420	2,486
Total expenses	3,366	3,320	2,867
Net income	473	100	(381)
Operating Segments | The Bahamas
Segment Reporting Information [Line Items]
Assets	81,604	49,434
Provision for credit losses	0	0	0
Non-interest income	4,666	5,295	5,492
Total net revenue	4,742	5,419	5,643
Gains and losses	0	1	0
Total net revenue	4,742	5,420	5,643
Total expenses	5,032	5,068	5,548
Net income	(290)	352	95
Operating Segments | United Kingdom
Segment Reporting Information [Line Items]
Assets	151,866	788,433
Provision for credit losses	1,124	(1,547)	(912)
Non-interest income	3,947	6,307	7,717
Total net revenue	7,148	15,291	23,018
Gains and losses	1,161	(5,076)	4,312
Total net revenue	8,309	10,215	27,330
Total expenses	20,255	22,251	22,164
Net income	(11,946)	(12,036)	5,166
Intersegment Eliminations
Segment Reporting Information [Line Items]
Assets	(423,142)	(352,180)
Provision for credit losses	0	0	0
Non-interest income	(2,690)	(1,579)	(1,886)
Total net revenue	(2,690)	(1,579)	(1,886)
Gains and losses	0	0	0
Total net revenue	(2,690)	(1,579)	(1,886)
Total expenses	(2,690)	(1,579)	(1,886)
Net income	0	0	0
Intersegment Eliminations | Customer
Segment Reporting Information [Line Items]
Net interest income	0		0
Customer | Operating Segments | Customer
Segment Reporting Information [Line Items]
Net interest income	258,480	239,266	238,487
Customer | Operating Segments | Bermuda | Customer
Segment Reporting Information [Line Items]
Net interest income	160,466	142,488	141,528
Customer | Operating Segments | Cayman | Customer
Segment Reporting Information [Line Items]
Net interest income	79,644	66,317	58,442
Customer | Operating Segments | Guernsey | Customer
Segment Reporting Information [Line Items]
Net interest income	14,469	17,025	19,303
Customer | Operating Segments | Switzerland | Customer
Segment Reporting Information [Line Items]
Net interest income	41	0	0
Customer | Operating Segments | The Bahamas | Customer
Segment Reporting Information [Line Items]
Net interest income	46	8	(15)
Customer | Operating Segments | United Kingdom | Customer
Segment Reporting Information [Line Items]
Net interest income	3,814	13,428	19,229
Customer | Intersegment Eliminations | Customer
Segment Reporting Information [Line Items]
Net interest income		0
Inter- segment | Customer
Segment Reporting Information [Line Items]
Net interest income	0	0	0
Inter- segment | Operating Segments | Customer
Segment Reporting Information [Line Items]
Net interest income	0	0	0
Inter- segment | Operating Segments | Bermuda | Customer
Segment Reporting Information [Line Items]
Net interest income	1,642	2,600	3,164
Inter- segment | Operating Segments | Cayman | Customer
Segment Reporting Information [Line Items]
Net interest income	388	608	928
Inter- segment | Operating Segments | Guernsey | Customer
Segment Reporting Information [Line Items]
Net interest income	(323)	(427)	(1,242)
Inter- segment | Operating Segments | Switzerland | Customer
Segment Reporting Information [Line Items]
Net interest income	0	0	0
Inter- segment | Operating Segments | The Bahamas | Customer
Segment Reporting Information [Line Items]
Net interest income	30	116	166
Inter- segment | Operating Segments | United Kingdom | Customer
Segment Reporting Information [Line Items]
Net interest income	(1,737)	(2,897)	(3,016)
Inter- segment | Intersegment Eliminations | Customer
Segment Reporting Information [Line Items]
Net interest income	$ 0	$ 0	$ 0